Commitments and Contingencies - Future Minimum Charter Hire Receipts (Table) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Commitments and Contingencies [Abstract]
2018	$ 156,343
2019	106,422
2020	87,617
2021	54,584
2022	53,564
Thereafter	111,647
Total	$ 570,177